UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2009
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer Investment Operations
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, November 12, 2009

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:	        $394,828(x 1000)



List of Other Included Managers: None

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

Autodesk Inc.		COM	52769106        5,700.58   239,520  SH		Sole		 239,520
Apache Corp		COM	37411105       14,433.84   157,180  SH		Sole		 157,180
Air Prod & Chemls Inc.	COM	9158106	       12,115.67   156,170  SH		Sole		 156,170
Becton Dickinson & Co	COM	75887109        5,213.12    74,740  SH		Sole		 74,740
Franklin Resources Inc.	COM	354613101	7,896.09    78,490  SH		Sole		 78,490
Bristol-Myers Squibb Co	COM	110122108      23,496.60 1,043,366  SH		Sole		 1,043,366
Cardinal Health Inc.	COM	14149Y108	9,608.34   358,520  SH		Sole		 358,520
CareFusion		COM	14170T101	3,757.25   172,351  SH		Sole		 172,351
Comcast Corp CL A	COM	20030N101      10,603.20   627,780  SH		Sole		 627,780
ConocoPhillips		COM	20825C104	5,836.93   129,250  SH		Sole		 129,250
Covance Inc		COM	222816100	5,811.92   107,330  SH		Sole		 107,330
CVS Caremark Corp	COM	126650100	9,732.72   272,320  SH		Sole		 272,320
Chevron Corp.		COM	166764100      16,096.49   228,546  SH		Sole		 228,546
Du Pont(E.I.)De Nemours	COM	263534109      10,276.60   319,745  SH		Sole		 319,745
Amdocs LTD		COM	2256908		6,077.03   226,080  SH		Sole		 226,080
Duke Energy Corporation	COM	26441C105      11,116.53   706,260  SH		Sole		 706,260
Emerson Electric Co	COM	291011104	4,488.16   111,980  SH		Sole		 111,980
ENSCO International Inc	COM	26874Q100	6,216.16   146,125  SH		Sole		 146,125
Eaton Corp		COM	278058102      13,784.19   243,580  SH		Sole		 243,580
Exelon Corp		COM	30161N101      13,286.75   267,770  SH		Sole		 267,770
General Mills Inc.	COM	370334104	5,995.07    93,120  SH		Sole		 93,120
Corning Inc		COM	219350105      11,701.13   764,280  SH		Sole		 764,280
Home Depot Inc		COM	437076102      13,773.15   517,010  SH		Sole		 517,010
Hubbell Inc. Cl B	COM	443510201	4,240.11   100,955  SH		Sole		 100,955
Intel Corp.		COM	458140100	7,947.38   406,100  SH		Sole		 406,100
KLA-Tencor Corporation	COM	482480100	5,942.36   165,710  SH		Sole		 165,710
Kimberly-Clark Corp.	COM	494368103	9,840.93   166,852  SH		Sole		 166,852
Coca Cola Co		COM	191216100      11,957.92   222,680  SH		Sole		 222,680
Kroger Co		COM	501044101	7,496.45   363,200  SH		Sole		 363,200
Moody's Corp		COM	615369105	4,197.37   205,150  SH		Sole		 205,150
Medtronic Inc		COM	585055106	5,493.50   149,280  SH		Sole		 149,280
Merck & Company Inc.	COM	589331107      21,346.90   674,894  SH		Sole		 674,894
Nabors Industries Ltd	COM	2963372		4,587.34   219,490  SH		Sole		 219,490
Precision Castparts 	COM	740189105	8,878.99    87,160  SH		Sole		 87,160
Pharm. Product Dev Inc	COM	717124101	6,218.04   283,411  SH		Sole		 283,411
Reinsurance Grp of Am.	COM	759351604	7,721.60   173,130  SH		Sole		 173,130
AT&T Inc		COM	00206R102      16,333.49   604,720  SH		Sole		 604,720
VF Corp.		COM	918204108	4,233.53    58,450  SH		Sole		 58,450
Viacom Inc Cl B		COM	92553P201      10,407.75   371,175  SH		Sole		 371,175
MEMC Electronic Mat.	COM	552715104	6,995.08   420,630  SH		Sole		 420,630
Weatherford Intl Ltd.	COM	B5KL6S7		8,855.23   427,170  SH		Sole		 427,170
Wellpoint Inc.		COM	94973V107	6,623.01   139,844  SH		Sole		 139,844
Waste Management Inc	COM	94106L109	8,493.93   284,840  SH		Sole		 284,840

